INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT PROPERTIES
Schedule of net carrying amount of investment properties

	Buildings	Land use right	Total
Year ended December 31, 2016
Opening net carrying amount	10,902	—	10,902
Additions	88,913	966,625	1,055,538
Transfer from land use right	—	190,761	190,761
Depreciation	(160)	(1,266)	(1,426)
Closing net carrying amount	99,655	1,156,120	1,255,775
As at December 31, 2016
Cost	102,242	1,181,942	1,284,184
Accumulated depreciation and impairment	(2,587)	(25,822)	(28,409)
Net carrying amount	99,655	1,156,120	1,255,775

	Buildings	Land use rights	Total

Year ended December 31, 2017
Opening net carrying amount	99,655	1,156,120	1,255,775
Transfer from property, plant and equipment and land use rights (note 6) (note 8)	157,150	6,896	164,046
Disposal	—	(73,346)	(73,346)
Depreciation	(2,744)	(11,361)	(14,105)
Closing net carrying amount	254,061	1,078,309	1,332,370

As at December 31, 2017
Cost	263,066	1,107,411	1,370,477
Accumulated depreciation and impairment	(9,005)	(29,102)	(38,107)

Net carrying amount	254,061	1,078,309	1,332,370